Unaudited Pro Forma Information (Tables)	12 Months Ended
Dec. 31, 2019
Earnings Per Share, Pro Forma [Abstract]
Schedule of Pro Forma Basic and Diluted Net Profit

Year Ended December 31, 2019 (RMB in thousands, except share and per share data)
RMB
Numerator:
Net (loss)/profit attributable to common shareholders	(25,383)
Redeemable preferred shares redemption value accretion reversed	32,854
Income allocation to participating redeemable common shares holders	7,431

Numerator for pro forma basic and diluted net profit per share	14,902

Denominator:
Weighted average number of common shares used in calculating pro forma basic and diluted net profit per share	902,491,288
Dilutive effect of restricted shares	3,220,130
Weighted average number of common shares used in calculating pro forma net income per share—diluted	905,711,418

Pro forma basic and diluted net (loss)/profit per share	0.017

Pro forma diluted net (loss)/profit per share	0.017